CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 441,827,352	$ 341,107,697	$ 316,185,694
Cost of revenues	(418,251,221)	(330,485,778)	(300,973,705)
Gross profit	23,576,131	10,621,919	15,211,989
Selling and marketing expenses	(16,942,979)	(13,168,297)	(16,416,359)
General and administrative expenses	(44,089,092)	(25,246,986)	(30,010,529)
Research and development expenses	(3,076,900)	(3,169,975)	(6,022,357)
Total operating expenses	(64,108,971)	(41,585,258)	(52,449,245)
Loss from operations	(40,532,840)	(30,963,339)	(37,237,256)
Interest expense	(26,443,126)	(27,918,904)	(28,805,652)
Interest income	4,152,540	5,606,718	6,586,276
Other income (expense), net	(15,793,010)	(2,605,310)	8,974,787
Loss before income taxes	(78,616,436)	(55,880,835)	(50,481,845)
Income tax expense	(1,372,266)	(614,285)	(1,127,627)
Net loss	(79,988,702)	(56,495,120)	(51,609,472)
Less: Net loss attributable to Non-controlling interest	508,594	(398,754)	(1,000,391)
Net loss attributable to ordinary shareholders of China Sunergy Co., Ltd.	$ (80,497,296)	$ (56,096,366)	$ (50,609,081)
Net loss per share:
Basic and diluted	$ (0.30)	$ (0.21)	$ (0.20)
Share used in calculating basic and diluted loss per share	267,287,253	267,287,253	255,102,003
Third parties [Member]
Revenues	$ 430,869,262	$ 331,039,143	$ 306,334,566
Cost of revenues	(407,877,860)	(319,890,205)	(291,372,403)
Related parties [Member]
Revenues	10,958,090	10,068,554	9,851,128
Cost of revenues	$ (10,373,361)	$ (10,595,573)	$ (9,601,302)